GOODWILL AND OTHER INTANGIBLE ASSETS (Details 2) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Intangible Assets
Useful Life (years)							3 years
Cost	$ 503,508	$ 496,796			$ 503,508		$ 491,311	$ 77,951
Accumulated Amortization	99,376	76,693			99,376		54,526	46,416
Net Book Value	404,132	420,103			404,132		$ 436,785	31,535
Maximum
Other Intangible Assets
Useful Life (years)							5 years
Contract rights under development and placement fee agreements
Other Intangible Assets
Cost	16,387	14,919			16,387		$ 14,000
Accumulated Amortization	4,092	2,104			4,092		301
Net Book Value	12,295	$ 12,815			$ 12,295		$ 13,699
Contract rights under development and placement fee agreements | Minimum
Other Intangible Assets
Useful Life (years)		1 year			1 year		1 year
Contract rights under development and placement fee agreements | Maximum
Other Intangible Assets
Useful Life (years)		7 years			7 years		3 years
Customer contracts
Other Intangible Assets
Cost	43,938	$ 43,938			$ 43,938		$ 43,938	39,142
Accumulated Amortization	32,221	31,093			32,221		29,931	25,670
Net Book Value	11,717	$ 12,845			$ 11,717		$ 14,007	13,472
Customer contracts | Minimum
Other Intangible Assets
Useful Life (years)		7 years			7 years		7 years
Customer contracts | Maximum
Other Intangible Assets
Useful Life (years)		14 years			14 years		14 years
Customer relationships
Other Intangible Assets
Cost	231,100	$ 231,100			$ 231,100		$ 231,100
Accumulated Amortization	11,240	5,999			11,240		733
Net Book Value	219,860	$ 225,101			$ 219,860		$ 230,367
Customer relationships | Minimum
Other Intangible Assets
Useful Life (years)		8 years			8 years		8 years
Customer relationships | Maximum
Other Intangible Assets
Useful Life (years)		12 years			12 years		12 years
Developed technology and software
Other Intangible Assets
Cost	184,242	$ 179,139			$ 184,242		$ 140,289
Accumulated Amortization	40,679	27,492			40,679		1,571
Net Book Value	143,563	151,647			143,563		138,718
Development costs capitalized	4,700	$ 1,000	$ 5,700	$ 300	$ 4,500	$ 4,900	$ 8,200	5,100	$ 700
Developed technology and software | Minimum
Other Intangible Assets
Useful Life (years)		1 year			1 year				2 years
Developed technology and software | Maximum
Other Intangible Assets
Useful Life (years)		6 years			6 years		6 years
Patents, trademarks and other
Other Intangible Assets
Cost	27,841	$ 27,700			$ 27,841		$ 27,856	12,423
Accumulated Amortization	11,144	10,005			11,144		8,957	7,677
Net Book Value	$ 16,697	$ 17,695			$ 16,697		$ 18,899	$ 4,746
Patents, trademarks and other | Minimum
Other Intangible Assets
Useful Life (years)		1 year			1 year		1 year
Patents, trademarks and other | Maximum
Other Intangible Assets
Useful Life (years)		17 years			17 years		17 years